Matthews Asia ESG Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 90.4%

	Shares	Value
CHINA/HONG KONG: 36.3%
Yonghui Superstores Co., Ltd. A Shares	1,627,395	$2,333,757
China Conch Venture Holdings, Ltd.	427,500	1,895,960
Meituan Dianping Class Bb,c	151,100	1,801,300
Hong Kong Exchanges & Clearing, Ltd.	51,900	1,554,888
CSPC Pharmaceutical Group, Ltd.	788,000	1,550,067
MTR Corp., Ltd.	258,000	1,327,059
Wuxi Biologics Cayman, Inc.[b,c,d]	83,000	1,036,329
Tencent Music Entertainment Group ADR[b]	86,500	870,190
Hangzhou Tigermed Consulting Co., Ltd. A Shares	87,376	782,266
New Oriental Education & Technology Group, Inc. ADR[b]	6,100	660,264
Xinyi Glass Holdings, Ltd.	522,000	596,053
HKBN, Ltd.	366,500	576,832
ASM Pacific Technology, Ltd.	41,900	388,511
AIA Group, Ltd.	24,000	214,911
Innovent Biologics, Inc.[b,c,d]	16,500	68,849

Total China/Hong Kong		15,657,236

INDIA: 15.8%
Bandhan Bank, Ltd.[c,d]	610,777	1,639,875
IndusInd Bank, Ltd.	310,536	1,453,231
Shriram City Union Finance, Ltd.	109,588	1,092,663
Mahindra & Mahindra, Ltd.	263,517	983,976
Minda Industries, Ltd.	213,544	676,013
NBCC India, Ltd.	2,324,874	498,579
Lupin, Ltd.	32,205	250,284
Lemon Tree Hotels, Ltd.[b,c,d]	448,506	129,065
Shankara Building Products, Ltd.	39,619	116,090

Total India		6,839,776

JAPAN: 12.0%
Unicharm Corp.	62,500	2,339,616
Tsukui Corp.	301,700	1,147,440
Fuji Seal International, Inc.	41,000	722,387
Koa Corp.	52,400	429,286
UT Group Co., Ltd.	26,700	271,488
Sosei Group Corp.[b]	21,300	253,318

Total Japan		5,163,535

TAIWAN: 8.1%
Zhen Ding Technology Holding, Ltd.	384,000	1,173,537
Poya International Co., Ltd.	59,000	835,454
Sporton International, Inc.	152,903	797,364
Merida Industry Co., Ltd.	80,000	292,565
Taiwan Sakura Corp.	153,000	210,655
Sunonwealth Electric Machine Industry Co., Ltd.	177,000	182,044
Taiwan Semiconductor Manufacturing Co., Ltd.	3,000	27,007

Total Taiwan		3,518,626

BANGLADESH: 4.4%
BRAC Bank, Ltd.[b,e]	2,977,833	1,044,204
GrameenPhone, Ltd.[e]	319,501	852,729

Total Bangladesh		1,896,933

UNITED STATES: 4.0%
STAAR Surgical Co.[b]	21,100	680,686

	Shares	Value
Micron Technology, Inc.[b]	14,600	$614,076
Applied Materials, Inc.	9,400	430,708

Total United States		1,725,470

THAILAND: 2.9%
Total Access Communication Public Co., Ltd. NVDR	1,009,100	1,247,646

Total Thailand		1,247,646

SINGAPORE: 1.8%
Ascendas India Trust	612,100	515,039
Delfi, Ltd.	508,600	255,847

Total Singapore		770,886

PHILIPPINES: 1.7%
Puregold Price Club, Inc.	1,005,830	718,717

Total Philippines		718,717

INDONESIA: 1.3%
PT Jaya Real Property	21,603,300	512,471
PT BFI Finance Indonesia	3,431,800	50,458

Total Indonesia		562,929

VIETNAM: 0.9%
Nam Long Investment Corp.	462,599	388,250

Total Vietnam		388,250

SOUTH KOREA: 0.6%
Eugene Technology Co., Ltd.	20,812	269,393

Total South Korea		269,393

PAKISTAN: 0.6%
Abbott Laboratories Pakistan, Ltd.	139,050	267,408

Total Pakistan		267,408

TOTAL COMMON EQUITIES		39,026,805

(Cost $50,101,832)

PREFERRED EQUITIES: 7.6%
SOUTH KOREA: 7.6%
Samsung SDI Co., Ltd., Pfd.	22,014	2,381,738
LG Chem, Ltd., Pfd.	7,454	896,384

Total South Korea		3,278,122

TOTAL PREFERRED EQUITIES		3,278,122

(Cost $2,930,606)

TOTAL INVESTMENTS: 98.0%		42,304,927
(Cost $53,032,438)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.0%		870,466

NET ASSETS: 100.0%		$43,175,393

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Matthews Asia ESG Fund	March 31, 2020

Schedule of Investments[a] (unaudited) (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2020, the aggregate value is $2,874,118, which is 6.66% of net assets.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $1,896,933 and 4.39% of net assets.

ADR	American Depositary Receipt

NVDR	Non-voting Depositary Receipt

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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